Loans and Allowance for Loan Losses, Non-accrual Loans, by Loan Class (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 20,840	$ 24,952
Restructured real estate mortgages - 1 to 4 family		29	34
Total nonperforming loans		20,869	24,986
Other real estate owned		1,200	1,100
New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	19,226	23,022
Restructured real estate mortgages - 1 to 4 family	[1]	29	34
Total nonperforming loans	[1]	19,255	23,056
Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		1,614	1,930
Restructured real estate mortgages - 1 to 4 family		0	0
Total nonperforming loans		1,614	1,930
Residential Real Estate [Member]
Non accrual loans by loan class [Abstract]
Non accrual residential mortgage loans in the process of foreclosure		8,700	12,400
Commercial [Member] | Commercial Real Estate [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		733	639
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	733	639
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Commercial [Member] | Other [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		83	6
Commercial [Member] | Other [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	83	6
Commercial [Member] | Other [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		16,853	20,014
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	15,385	18,202
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		1,468	1,812
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		266	247
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	218	247
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		48	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		2,902	4,027
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	2,804	3,924
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		98	103
Installment [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		3	19
Installment [Member] | New York and Other States [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans	[1]	3	4
Installment [Member] | Florida [Member]
Non accrual loans by loan class [Abstract]
Total non-accrual loans		$ 0	$ 15

[1]	Includes New York, New Jersey, Vermont and Massachusetts.